Consolidated Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Exchange-Traded Funds–41.80%
Invesco Emerging Markets Sovereign Debt ETF(b)	1,962,435	$55,615,408
Invesco Fundamental High Yield® Corporate Bond ETF(b)	2,020,600	38,977,374
Invesco High Yield Bond Factor ETF(b)	1,076,000	27,399,694
Invesco Russell 1000 Dynamic Multifactor ETF(b)	6,057,160	246,102,411
Invesco Russell 2000 Dynamic Multifactor ETF(b)(c)	1,604,300	57,678,917
Invesco Senior Loan ETF(b)	2,476,600	55,030,052
Xtrackers USD High Yield Corporate Bond ETF	1,767,300	88,188,270
Total Exchange-Traded Funds (Cost $472,884,218)		568,992,126
Common Stocks & Other Equity Interests–39.62%
Aerospace & Defense–0.36%
Airbus SE (France)(c)	36,998	3,727,326
CAE, Inc. (Canada)	52,724	1,191,160
		4,918,486
Air Freight & Logistics–0.39%
InPost S.A. (Poland)(c)	13,106	314,915
United Parcel Service, Inc., Class B	9,423	1,460,565
XPO Logistics, Inc.(c)	6,458	713,028
ZTO Express Cayman, Inc. (China)(c)	4,329	138,992
ZTO Express Cayman, Inc., ADR (China)	81,825	2,706,771
		5,334,271
Airport Services–0.04%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)(c)	30,116	473,843
Apparel Retail–0.08%
Industria de Diseno Textil S.A. (Spain)	35,975	1,067,344
Apparel, Accessories & Luxury Goods–2.31%
adidas AG (Germany)(c)	11,479	3,648,686
Brunello Cucinelli S.p.A. (Italy)(c)	5,768	231,004
Burberry Group PLC (United Kingdom)(c)	19,120	449,636
Cie Financiere Richemont S.A. (Switzerland)	43,970	4,085,453
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023 (Switzerland)(c)	50,652	16,491
EssilorLuxottica S.A. (France)	5,409	767,088
Hermes International (France)	2,722	2,780,222
Kering S.A. (France)	14,095	9,249,476
lululemon athletica, inc.(c)	3,345	1,099,435
LVMH Moet Hennessy Louis Vuitton SE (France)	11,747	7,092,758
Moncler S.p.A. (Italy)(c)	3,180	179,640
PRADA S.p.A. (Italy)(c)	289,600	1,799,490
		31,399,379
Application Software–2.24%
Adobe, Inc.(c)	8,004	3,671,995
Atlassian Corp. PLC, Class A(c)	6,206	1,434,393
Shares		Value
Application Software–(continued)
Avalara, Inc.(c)	5,158	$773,700
Coupa Software, Inc.(c)	4,407	1,365,597
Dassault Systemes SE (France)	6,892	1,377,892
DocuSign, Inc.(c)	5,311	1,236,879
Five9, Inc.(c)	3,516	584,535
HubSpot, Inc.(c)	2,319	863,132
Intuit, Inc.	10,331	3,731,867
Nuance Communications, Inc.(c)	11,572	526,989
OneConnect Financial Technology Co. Ltd., ADR (China)(c)	45,200	927,504
Pegasystems, Inc.	4,407	561,672
Qualtrics International, Inc., Class A	3,420	150,480
RingCentral, Inc., Class A(c)	4,574	1,705,736
SAP SE (Germany)	48,198	6,135,540
Synopsys, Inc.(c)	7,062	1,803,988
Temenos AG (Switzerland)	7,195	910,589
Trade Desk, Inc. (The), Class A(c)	1,671	1,279,969
Xero Ltd. (New Zealand)(c)	14,290	1,413,304
		30,455,761
Asset Management & Custody Banks–0.05%
KKR & Co., Inc., Class A	18,341	714,382
Auto Parts & Equipment–0.44%
Aptiv PLC(c)	8,895	1,188,372
Continental AG (Germany)	24,323	3,419,085
Valeo S.A. (France)	38,546	1,439,989
		6,047,446
Automobile Manufacturers–0.20%
Geely Automobile Holdings Ltd. (China)	417,000	1,513,820
Volkswagen AG, Preference Shares (Germany)	6,277	1,193,548
		2,707,368
Automotive Retail–0.09%
Carvana Co.(c)	1,590	415,292
Lithia Motors, Inc., Class A	2,560	815,821
		1,231,113
Biotechnology–0.54%
Alnylam Pharmaceuticals, Inc.(c)	2,847	428,417
Ascendis Pharma A/S, ADR (Denmark)(c)	4,656	699,098
BeiGene Ltd., ADR (China)(c)	757	242,240
Blueprint Medicines Corp.(c)	4,969	480,751
CSL Ltd. (Australia)	6,505	1,346,295
Fate Therapeutics, Inc.(c)	2,180	197,573
Galapagos N.V. (Belgium)(c)	4,643	485,432
Innovent Biologics, Inc. (China)(c)(d)	58,500	664,909
Ionis Pharmaceuticals, Inc.(c)	9,253	555,828
MacroGenics, Inc.(c)	7,668	156,734
Remegen Co. Ltd., H Shares (China)(c)(d)	11,859	159,086
Sage Therapeutics, Inc.(c)	3,363	271,226
Seagen, Inc.(c)	3,965	651,330
Twist Bioscience Corp.(c)	434	71,410
uniQure N.V. (Netherlands)(c)	7,698	272,586

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Biotechnology–(continued)
Veracyte, Inc.(c)	11,094	$629,030
		7,311,945
Brewers–0.35%
Ambev S.A. (Brazil)	199,594	551,205
Anheuser-Busch InBev S.A./N.V. (Belgium)	17,321	1,087,777
Boston Beer Co., Inc. (The), Class A(c)	826	757,351
Budweiser Brewing Co. APAC Ltd. (China)(d)	250,100	842,268
Carlsberg A/S, Class B (Denmark)	10,460	1,533,315
		4,771,916
Broadcasting–0.04%
Zee Entertainment Enterprises Ltd. (India)	196,456	589,521
Building Products–0.34%
Assa Abloy AB, Class B (Sweden)	47,752	1,182,286
Daikin Industries Ltd. (Japan)	7,700	1,639,369
Trane Technologies PLC	6,551	939,086
Trex Co., Inc.(c)	8,936	820,057
		4,580,798
Casinos & Gaming–0.41%
Entain PLC (United Kingdom)(c)	159,118	2,689,153
Flutter Entertainment PLC (Ireland)(c)	10,303	1,915,893
Wynn Macau Ltd. (Macau)(c)	627,600	1,017,743
		5,622,789
Construction & Engineering–0.01%
Boskalis Westminster (Netherlands)(c)	6,836	191,425
Construction Machinery & Heavy Trucks–0.25%
Epiroc AB, Class A (Sweden)	82,906	1,591,318
Komatsu Ltd. (Japan)	63,300	1,744,379
		3,335,697
Construction Materials–0.36%
China Resources Cement Holdings Ltd. (China)	970,000	1,072,933
James Hardie Industries PLC, CDI(c)	124,200	3,471,942
PT Indocement Tunggal Prakarsa Tbk (Indonesia)	251,030	238,477
PT Semen Indonesia (Persero) Tbk (Indonesia)	234,300	176,299
		4,959,651
Consumer Electronics–0.40%
Sony Corp. (Japan)	56,100	5,368,466
Copper–0.06%
Freeport-McMoRan, Inc.(c)	30,696	826,029
Data Processing & Outsourced Services–0.91%
Adyen N.V. (Netherlands)(c)(d)	607	1,264,797
Affirm Holdings, Inc.	2,329	231,945
Amadeus IT Group S.A. (Spain)	19,570	1,238,793
Edenred (France)	19,396	1,052,915
Fidelity National Information Services, Inc.	7,695	950,025
Pagseguro Digital Ltd., Class A (Brazil)(c)	10,536	515,737
PayPal Holdings, Inc.(c)	11,626	2,724,088
Shares		Value
Data Processing & Outsourced Services–(continued)
StoneCo Ltd., Class A (Brazil)(c)	12,779	$918,810
Visa, Inc., Class A	4,589	886,824
Worldline S.A. (France)(c)(d)	31,102	2,640,923
		12,424,857
Department Stores–0.23%
Falabella S.A. (Chile)	233,448	799,170
Next PLC (United Kingdom)	22,439	2,374,881
		3,174,051
Distillers & Vintners–0.32%
Davide Campari-Milano N.V. (Italy)	109,564	1,179,365
Diageo PLC (United Kingdom)	61,183	2,469,026
Pernod Ricard S.A. (France)	3,860	728,514
		4,376,905
Distributors–0.07%
Pool Corp.	2,838	1,005,163
Diversified Banks–1.07%
Akbank T.A.S. (Turkey)(c)	583,259	506,003
Commercial International Bank Egypt S.A.E. (Egypt)	199,457	799,605
Credicorp Ltd. (Peru)	6,558	985,864
Grupo Aval Acciones y Valores S.A., ADR (Colombia)	67,838	434,842
Grupo Financiero Inbursa S.A.B. de C.V., Class O (Mexico)(c)	387,010	345,117
HDFC Bank Ltd. (India)(c)	45,687	870,343
ICICI Bank Ltd., ADR (India)	88,801	1,340,895
Kotak Mahindra Bank Ltd. (India)(c)	158,511	3,712,095
Oversea-Chinese Banking Corp. Ltd. (Singapore)	171,200	1,322,012
PT Bank Central Asia Tbk (Indonesia)	376,100	906,940
Sberbank of Russia PJSC (Russia)	63,794	216,587
Societe Generale S.A. (France)(c)	121,989	2,279,604
Standard Chartered PLC (United Kingdom)	143,681	872,463
		14,592,370
Diversified Capital Markets–0.18%
UBS Group AG (Switzerland)	169,376	2,445,193
Diversified Chemicals–0.03%
Eastman Chemical Co.	4,000	393,400
Diversified Metals & Mining–0.78%
Anglo American PLC (South Africa)	126,056	4,145,244
BHP Group Ltd., ADR (Australia)	43,198	2,884,763
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	547,579	2,346,424
Korea Zinc Co. Ltd. (South Korea)	3,555	1,285,477
		10,661,908
Diversified Real Estate Activities–0.20%
Ayala Land, Inc. (Philippines)	1,167,000	915,178
DLF Ltd. (India)	521,043	1,823,325
		2,738,503
Diversified Support Services–0.14%
Cintas Corp.	2,929	931,774
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(c)	9,387	$1,030,223
		1,961,997
Drug Retail–0.04%
Zur Rose Group AG (Switzerland)(c)	1,290	592,463
Education Services–0.04%
New Oriental Education & Technology Group, Inc., ADR (China)(c)	3,288	550,740
Electrical Components & Equipment–0.65%
AMETEK, Inc.	8,998	1,019,113
Generac Holdings, Inc.(c)	4,092	1,008,351
Nidec Corp. (Japan)	42,800	5,684,236
Regal Beloit Corp.	4,016	503,928
Rockwell Automation, Inc.	2,467	613,124
		8,828,752
Electronic Components–1.07%
Murata Manufacturing Co. Ltd. (Japan)	46,400	4,468,775
Omron Corp. (Japan)	16,800	1,487,128
Samsung Electro-Mechanics Co. Ltd. (South Korea)	14,607	2,648,349
TDK Corp. (Japan)	36,800	5,957,306
		14,561,558
Electronic Equipment & Instruments–0.66%
Hitachi Ltd. (Japan)	58,200	2,403,891
Keyence Corp. (Japan)	8,400	4,518,706
Trimble, Inc.(c)	15,442	1,017,782
Zebra Technologies Corp., Class A(c)	2,666	1,033,955
		8,974,334
Electronic Manufacturing Services–0.13%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	177,000	706,104
TE Connectivity Ltd.	8,497	1,023,039
		1,729,143
Fertilizers & Agricultural Chemicals–0.04%
FMC Corp.	5,303	574,262
Financial Exchanges & Data–0.62%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	86,083	940,850
London Stock Exchange Group PLC (United Kingdom)	15,402	1,831,446
MarketAxess Holdings, Inc.	1,620	876,031
MSCI, Inc.	2,851	1,127,000
S&P Global, Inc.	11,336	3,593,512
		8,368,839
Food Retail–0.17%
Alimentation Couche-Tard, Inc., Class B (Canada)	46,151	1,407,538
CP ALL PCL, Foreign Shares (Thailand)	290,800	556,241
Kobe Bussan Co. Ltd. (Japan)	13,300	367,817
		2,331,596
General Merchandise Stores–0.18%
Dollarama, Inc. (Canada)	24,988	976,853
Shares		Value
General Merchandise Stores–(continued)
Lojas Americanas S.A., Preference Shares (Brazil)	336,872	$1,483,212
		2,460,065
Gold–0.17%
Gold Fields Ltd., ADR (South Africa)	187,946	1,753,536
Polyus PJSC (Russia)(c)	1,525	290,092
Polyus PJSC, GDR (Russia)(d)	3,200	305,354
		2,348,982
Health Care Equipment–0.96%
Boston Scientific Corp.(c)	12,445	441,051
DexCom, Inc.(c)	3,296	1,235,505
IDEXX Laboratories, Inc.(c)	3,354	1,605,493
Masimo Corp.(c)	5,133	1,313,637
Medtronic PLC	29,473	3,281,229
ResMed, Inc.	13,049	2,630,287
Siemens Healthineers AG (Germany)(d)	39,457	2,214,340
Zimmer Biomet Holdings, Inc.	1,810	278,143
		12,999,685
Health Care Services–0.44%
Amedisys, Inc.(c)	2,427	697,301
Castle Biosciences, Inc.(c)	2,988	199,688
Dr Lal PathLabs Ltd. (India)(d)	14,896	458,695
Fresenius Medical Care AG & Co. KGaA (Germany)	50,124	4,068,435
Guardant Health, Inc.(c)	3,757	584,214
		6,008,333
Health Care Supplies–0.32%
Align Technology, Inc.(c)	2,720	1,429,034
Hoya Corp. (Japan)	10,500	1,342,778
West Pharmaceutical Services, Inc.	5,071	1,518,714
		4,290,526
Health Care Technology–0.08%
Veeva Systems, Inc., Class A(c)	3,866	1,068,717
Heavy Electrical Equipment–0.21%
Mitsubishi Electric Corp. (Japan)	182,500	2,790,372
Home Improvement Retail–0.06%
Floor & Decor Holdings, Inc., Class A(c)	9,023	830,748
Homebuilding–0.17%
Sekisui House Ltd. (Japan)	71,400	1,381,302
TopBuild Corp.(c)	4,486	896,976
		2,278,278
Homefurnishing Retail–0.10%
Nitori Holdings Co. Ltd. (Japan)	4,900	970,726
RH(c)	853	405,482
		1,376,208
Hotels, Resorts & Cruise Lines–0.32%
Hilton Worldwide Holdings, Inc.(c)	6,187	627,300
Huazhu Group Ltd., ADR (China)	77,064	3,737,604
		4,364,904
Household Appliances–0.07%
SEB S.A. (France)	5,088	968,084
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Household Products–0.02%
Blue Moon Group Holdings Ltd. (China)(c)(d)	63,850	$130,117
Colgate-Palmolive Co.	2,579	201,162
		331,279
Human Resource & Employment Services–0.22%
Adecco Group AG (Switzerland)	18,301	1,146,035
Recruit Holdings Co. Ltd. (Japan)	41,600	1,812,517
		2,958,552
Hypermarkets & Super Centers–0.04%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	176,100	501,265
Industrial Conglomerates–0.58%
Jardine Strategic Holdings Ltd. (Hong Kong)	33,791	875,967
Melrose Industries PLC (United Kingdom)	853,382	1,966,773
Roper Technologies, Inc.	1,541	605,474
Siemens AG (Germany)	19,803	3,066,825
SM Investments Corp. (Philippines)	68,574	1,407,261
		7,922,300
Industrial Gases–0.37%
Air Liquide S.A. (France)	30,982	5,062,894
Industrial Machinery–0.86%
Aalberts N.V. (Netherlands)	38,094	1,716,586
Atlas Copco AB, Class A (Sweden)	68,115	3,707,778
FANUC Corp. (Japan)	4,500	1,181,731
IDEX Corp.	4,908	913,820
ITT, Inc.	6,544	488,902
Nabtesco Corp. (Japan)	30,000	1,348,737
SKF AB, Class B (Sweden)	43,276	1,186,146
VAT Group AG (Switzerland)(c)(d)	4,204	1,171,180
		11,714,880
Integrated Oil & Gas–0.14%
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	55,840	1,948,258
Integrated Telecommunication Services–0.17%
Spark New Zealand Ltd. (New Zealand)	672,633	2,314,563
Interactive Home Entertainment–0.64%
Capcom Co. Ltd. (Japan)	21,300	1,337,895
Electronic Arts, Inc.(c)	5,889	843,305
NetEase, Inc., ADR (China)	8,275	951,542
Nintendo Co. Ltd. (Japan)	5,500	3,178,692
Ubisoft Entertainment S.A. (France)(c)	23,305	2,330,492
		8,641,926
Interactive Media & Services–2.72%
Adevinta ASA, Class B (France)(c)	50,702	752,014
Alphabet, Inc., Class A(c)	4,588	8,383,928
Baidu, Inc., ADR (China)(c)	13,241	3,111,900
Facebook, Inc., Class A(c)	15,294	3,950,899
Kuaishou Technology (China)(c)(d)(e)	29,600	443,466
Pinterest, Inc., Class A(c)	14,005	959,483
Rightmove PLC (United Kingdom)(c)	126,263	1,035,894
Tencent Holdings Ltd. (China)	157,217	13,763,259
Yandex N.V., Class A (Russia)(c)	52,863	3,311,338
Shares		Value
Interactive Media & Services–(continued)
Z Holdings Corp. (Japan)	96,400	$596,354
Zillow Group, Inc., Class C(c)	5,510	718,835
		37,027,370
Internet & Direct Marketing Retail–2.09%
Alibaba Group Holding Ltd. (China)(c)	1,100	35,109
Alibaba Group Holding Ltd., ADR (China)(c)	42,916	10,893,368
Amazon.com, Inc.(c)	398	1,276,068
boohoo Group PLC (United Kingdom)(c)	254,274	1,167,416
Chewy, Inc., Class A(c)	10,524	1,071,554
Farfetch Ltd., Class A (United Kingdom)(c)	26,688	1,634,373
JD.com, Inc., ADR (China)(c)	45,961	4,076,281
Meituan Dianping, B Shares (China)(c)	14,500	661,373
Ocado Group PLC (United Kingdom)(c)	48,923	1,859,325
Pinduoduo, Inc., ADR (China)(c)	5,296	877,600
Prosus N.V. (Netherlands)(c)	11,835	1,375,095
Shop Apotheke Europe N.V. (Netherlands)(c)(d)	2,317	541,204
THG Holdings Ltd. (United Kingdom)(c)	95,445	942,395
Trainline PLC (United Kingdom)(c)(d)	199,539	1,108,906
Trip.com Group Ltd., ADR (China)(c)	27,802	884,938
		28,405,005
Internet Services & Infrastructure–0.23%
MongoDB, Inc.(c)	302	111,622
Okta, Inc.(c)	2,397	620,847
Shopify, Inc., Class A (Canada)(c)	780	850,476
Twilio, Inc., Class A(c)	4,183	1,503,496
		3,086,441
Investment Banking & Brokerage–0.07%
LPL Financial Holdings, Inc.	8,711	943,750
IT Consulting & Other Services–0.57%
EPAM Systems, Inc.(c)	8,077	2,781,961
Globant S.A. (Argentina)(c)	3,597	690,624
Infosys Ltd. (India)	73,423	1,241,457
Tata Consultancy Services Ltd. (India)	71,368	3,044,750
		7,758,792
Leisure Products–0.20%
Bandai Namco Holdings, Inc. (Japan)	26,200	2,231,886
Peloton Interactive, Inc., Class A(c)	3,484	509,117
		2,741,003
Life & Health Insurance–0.68%
AIA Group Ltd. (Hong Kong)	371,000	4,545,646
Legal & General Group PLC (United Kingdom)	249,317	832,139
Ping An Insurance (Group) Co. of China Ltd., A Shares (China)	190,456	2,333,115
Ping An Insurance (Group) Co. of China Ltd., H Shares (China)	51,500	607,419
Prudential PLC (United Kingdom)	57,221	917,327
		9,235,646
Life Sciences Tools & Services–0.95%
Agilent Technologies, Inc.	13,850	1,664,355
Avantor, Inc.(c)	43,820	1,292,252
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Bio-Rad Laboratories, Inc., Class A(c)	1,621	$930,081
Charles River Laboratories International, Inc.(c)	4,669	1,209,504
Illumina, Inc.(c)	1,661	708,317
IQVIA Holdings, Inc.(c)	2,612	464,414
Lonza Group AG (Switzerland)	1,841	1,177,666
Maravai LifeSciences Holdings, Inc., Class A(c)	11,967	416,930
Mettler-Toledo International, Inc.(c)	539	629,606
Repligen Corp.(c)	3,321	664,200
Samsung Biologics Co. Ltd. (South Korea)(c)(d)	2,262	1,597,800
Sartorius Stedim Biotech (France)	3,117	1,305,178
Wuxi Biologics Cayman, Inc. (China)(c)(d)	60,800	850,531
		12,910,834
Movies & Entertainment–0.31%
CTS Eventim AG & Co. KGaA (Germany)(c)	20,905	1,233,165
Roku, Inc.(c)	3,145	1,223,499
Walt Disney Co. (The)	10,798	1,815,900
		4,272,564
Oil & Gas Exploration & Production–0.29%
Novatek PJSC, GDR (Russia)(d)	23,584	3,921,512
Oil & Gas Refining & Marketing–0.12%
Reliance Industries Ltd. (India)	65,752	1,660,433
Other Diversified Financial Services–0.15%
FirstRand Ltd. (South Africa)	205,345	643,127
ORIX Corp. (Japan)	83,900	1,360,265
		2,003,392
Packaged Foods & Meats–0.13%
Barry Callebaut AG (Switzerland)	457	1,012,449
WH Group Ltd. (Hong Kong)	912,500	745,776
		1,758,225
Paper Packaging–0.06%
Avery Dennison Corp.	5,390	813,189
Personal Products–0.33%
Amorepacific Group (South Korea)	3,765	198,747
L’Oreal S.A. (France)	5,005	1,754,373
Unilever PLC (United Kingdom)	43,915	2,559,692
		4,512,812
Pharmaceuticals–0.86%
Catalent, Inc.(c)	9,404	1,081,930
Hansoh Pharmaceutical Group Co. Ltd. (China)(c)(d)	76,000	414,359
Jiangsu Hengrui Medicine Co. Ltd., A Shares (China)	115,153	1,842,675
Novartis AG (Switzerland)	7,368	666,474
Novo Nordisk A/S, Class B (Denmark)	62,529	4,349,246
Phathom Pharmaceuticals, Inc.(c)	8,381	322,668
Roche Holding AG (Switzerland)	4,124	1,421,471
Takeda Pharmaceutical Co. Ltd. (Japan)	46,373	1,625,948
		11,724,771
Real Estate Development–0.03%
Oberoi Realty Ltd. (India)(c)	63,211	456,230
Shares		Value
Real Estate Operating Companies–0.03%
SM Prime Holdings, Inc. (Philippines)	604,410	$443,340
Regional Banks–0.09%
First Republic Bank	5,988	868,200
SVB Financial Group(c)	689	301,631
		1,169,831
Research & Consulting Services–0.39%
Dun & Bradstreet Holdings, Inc.(c)	5,239	123,902
Equifax, Inc.	7,817	1,384,469
Nihon M&A Center, Inc. (Japan)	23,200	1,343,529
SGS S.A. (Switzerland)	600	1,823,809
TransUnion	7,760	675,430
		5,351,139
Restaurants–0.60%
Alsea S.A.B. de C.V. (Mexico)(c)	180,572	203,572
Chipotle Mexican Grill, Inc.(c)	1,054	1,559,920
Compass Group PLC (United Kingdom)	74,821	1,341,126
Yum China Holdings, Inc. (China)	89,383	5,068,910
		8,173,528
Security & Alarm Services–0.02%
Prosegur Cash S.A. (Spain)(d)	301,488	264,199
Semiconductor Equipment–0.65%
ASML Holding N.V. (Netherlands)	7,198	3,832,392
Disco Corp. (Japan)	2,100	681,184
Enphase Energy, Inc.(c)	4,426	807,081
Entegris, Inc.	10,926	1,075,009
Lam Research Corp.	1,469	710,923
SCREEN Holdings Co. Ltd. (Japan)	10,500	814,492
Teradyne, Inc.	8,026	910,790
		8,831,871
Semiconductors–3.42%
Analog Devices, Inc.	1,287	189,614
Infineon Technologies AG (Germany)	140,535	5,651,998
Marvell Technology Group Ltd.	15,205	782,449
Maxim Integrated Products, Inc.	29,034	2,546,572
Microchip Technology, Inc.	9,666	1,315,639
Monolithic Power Systems, Inc.	3,730	1,325,232
NXP Semiconductors N.V. (Netherlands)	16,145	2,590,788
ON Semiconductor Corp.(c)	24,292	837,831
QUALCOMM, Inc.	25,108	3,923,878
SK Hynix, Inc. (South Korea)	41,296	4,495,074
STMicroelectronics N.V. (Switzerland)	56,472	2,276,794
STMicroelectronics N.V., New York Shares (Switzerland)	111,223	4,443,359
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	676,000	14,273,646
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	16,049	1,950,275
		46,603,149
Soft Drinks–0.22%
Britvic PLC (United Kingdom)	91,999	942,919
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	6,755	459,678
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Soft Drinks–(continued)
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO (Mexico)	227,438	$1,549,982
		2,952,579
Specialty Chemicals–0.23%
Akzo Nobel N.V. (Netherlands)	16,680	1,691,228
Sika AG (Switzerland)	5,261	1,430,787
		3,122,015
Specialty Stores–0.06%
Five Below, Inc.(c)	4,434	779,187
Steel–0.17%
Vale S.A., ADR (Brazil)	144,548	2,334,450
Systems Software–0.21%
Blue Prism Group PLC (United Kingdom)(c)	22,630	486,300
Crowdstrike Holdings, Inc., Class A(c)	6,436	1,388,889
Microsoft Corp.	4,267	989,773
		2,864,962
Technology Hardware, Storage & Peripherals–0.28%
Samsung Electronics Co. Ltd. (South Korea)	52,845	3,856,729
Thrifts & Mortgage Finance–0.40%
Housing Development Finance Corp. Ltd. (India)	163,171	5,382,993
Tobacco–0.15%
Swedish Match AB (Sweden)	26,845	2,069,639
Trading Companies & Distributors–0.40%
Ferguson PLC	9,492	1,104,364
ITOCHU Corp. (Japan)	73,100	2,098,553
Marubeni Corp. (Japan)	254,200	1,694,749
United Rentals, Inc.(c)	2,336	567,671
		5,465,337
Trucking–0.08%
Old Dominion Freight Line, Inc.	5,387	1,045,078
Total Common Stocks & Other Equity Interests (Cost $388,798,258)		539,316,478
Principal Amount
U.S. Treasury Securities–14.43%
U.S. Treasury Notes–14.43%
1.13%, 02/28/2025(f)	$78,200,000	80,793,429
1.63%, 02/15/2026(f)	38,920,000	41,224,794
2.75%, 02/15/2028(f)	65,488,000	74,451,670
Total U.S. Treasury Securities (Cost $190,682,120)		196,469,893
Investment Companies–2.09%
Alternative Funds–2.09%
Invesco Master Event-Linked Bond Fund, Class R6 (Cost $29,943,908)(b)	1,943,458	28,414,910
Shares		Value
Preferred Stocks–0.37%
Broadcasting–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.	629,697	$34,695
Diversified Banks–0.02%
Socium Re Ltd., Series 2019-1, Pfd.(e)	264,345	285,846
Diversified Support Services–0.25%
Harambee Re Ltd., Pfd.(e)	26,836	91,992
Kinesis Re I Ltd., Series 2019-1, Pfd.(e)	137,491	463,216
Lion Rock Re Ltd., Pfd.(e)	375	295,765
Lorenz Re Ltd., Pfd.(e)	2,244	255,559
Mt. Logan Re Ltd., Pfd.(e)	1,738	1,564,330
NCM Re Ltd., Pfd.(e)	20,415	359,429
Thopas Re Ltd., Pfd.(e)	1,421	186,065
Turing Re Ltd., Series 2019-1, Pfd.(d)(e)	13,286	98,443
Viribus Re Ltd., Pfd.(e)	457,088	33,341
		3,348,140
Specialized Consumer Services–0.10%
Grab Holdings, Inc., Class H, Pfd.(e)	214,050	1,319,169
Total Preferred Stocks (Cost $6,969,574)		4,987,850
Principal Amount
Event-Linked Bonds–0.09%
Diversified Support Services–0.00%
Alturas RE Segregated Account (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(d)(e)(g)	$15,000	46,670
Other Diversified Financial Services–0.09%
Eden RE II Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(d)(e)(g)	10,800	124,682
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(d)(e)(g)	15,620	170,910
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(d)(e)(g)	1,800,000	784,129
Versutus Re Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(e)(g)	173,401	181,997
		1,261,718
Total Event-Linked Bonds (Cost $2,014,822)		1,308,388
U.S. Dollar Denominated Bonds & Notes–0.02%
Health Care Services–0.02%
Omnicare, Inc., 4.75%, 12/01/2022 (Cost $210,384)	210,000	221,819
Shares
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(h)	2,619,771	2,619,771
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(b)(h)	1,870,146	1,870,894
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(h)	2,994,024	$2,994,023
Total Money Market Funds (Cost $7,484,688)		7,484,688
TOTAL INVESTMENTS IN SECURITIES–98.97% (Cost $1,098,987,972)		1,347,196,152
OTHER ASSETS LESS LIABILITIES—1.03%		14,067,058
NET ASSETS–100.00%		$1,361,263,210
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$21,505,258	$33,094,800	$-	$1,015,350	$-	$55,615,408	$493,406
Invesco Fundamental High Yield® Corporate Bond ETF	37,482,130	-	-	1,495,244	-	38,977,374	375,124
Invesco High Yield Bond Factor ETF	-	27,222,800	-	176,894	-	27,399,694	109,096
Invesco Master Event-Linked Bond Fund, Class R6	108,254,344	286,158	(77,022,223)	(4,211,186)	1,107,817	28,414,910	246,650
Invesco Russell 1000 Dynamic Multifactor ETF	223,621,167	-	(38,137,957)	51,192,086	9,427,115	246,102,411	1,152,799
Invesco Russell 2000 Dynamic Multifactor ETF	39,495,299	-	-	18,183,618	-	57,678,917	162,644
Invesco Senior Loan ETF	-	54,682,833	-	347,219	-	55,030,052	477,761
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	4	57,546,921	(54,927,154)	-	-	2,619,771	206
Invesco Liquid Assets Portfolio, Institutional Class	-	41,104,944	(39,234,127)	-	77	1,870,894	564
Invesco Treasury Portfolio, Institutional Class	5	65,767,909	(62,773,891)	-	-	2,994,023	137
Total	$430,358,207	$279,706,365	$(272,095,352)	$68,199,225	$10,535,009	$516,703,454	$3,018,387

(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $20,218,480, which represented 1.49% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Zero coupon bond issued at a discount.
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	500	February-2021	$27,520,000	$(415,050)	$(415,050)
Equity Risk
MSCI Emerging Market Index	1,202	March-2021	79,698,610	4,706,436	4,706,436
Nikkei 225 Index	10	March-2021	2,632,106	29,115	29,115
S&P/TSX 60 Index	115	March-2021	18,401,799	(280,089)	(280,089)
SPI 200 Index	150	March-2021	18,746,102	(181,112)	(181,112)
Subtotal				4,274,350	4,274,350
Interest Rate Risk
U.S. Treasury 10 Year Notes	878	March-2021	120,313,438	(650,127)	(650,127)
Subtotal—Long Futures Contracts				3,209,173	3,209,173
Short Futures Contracts
Equity Risk
EURO STOXX 600 Index	237	March-2021	(5,667,379)	(53,107)	(53,107)
E-Mini S&P 500 Index	467	March-2021	(86,516,420)	578,281	578,281
Subtotal—Short Futures Contracts				525,174	525,174
Total Futures Contracts				$3,734,347	$3,734,347

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/17/2021	Bank of America, N.A.	JPY	980,630,000	USD	9,418,096	$52,013
03/17/2021	Bank of America, N.A.	USD	17,006,960	SEK	143,410,000	162,973
03/17/2021	Barclays Bank PLC	MXN	27,310,000	USD	1,351,390	25,206
03/17/2021	Barclays Bank PLC	MYR	72,060,000	USD	17,945,608	194,587
03/17/2021	Barclays Bank PLC	TWD	772,270,000	USD	27,839,582	141,976
03/17/2021	Barclays Bank PLC	USD	13,697,754	CNY	88,680,000	5,331
03/17/2021	Barclays Bank PLC	USD	20,186,405	TRY	153,560,000	423,789
03/17/2021	BNP Paribas S.A.	ILS	3,080,000	USD	962,823	24,065
03/17/2021	Citibank, N.A.	PEN	5,080,000	USD	1,410,132	13,593
03/17/2021	Citibank, N.A.	USD	17,426,371	IDR	247,803,000,000	145,887
04/05/2021	Citibank, N.A.	BRL	29,150,000	USD	5,401,849	83,137
03/17/2021	Goldman Sachs International	NZD	1,150,000	USD	826,519	122
03/17/2021	Goldman Sachs International	USD	18,491,586	MYR	75,270,000	50,176
03/17/2021	Goldman Sachs International	ZAR	53,380,000	USD	3,514,085	6,380
03/17/2021	J.P. Morgan Chase Bank, N.A.	EUR	4,000,000	USD	4,915,219	56,382
03/17/2021	J.P. Morgan Chase Bank, N.A.	HKD	7,730,000	USD	997,297	244
03/17/2021	J.P. Morgan Chase Bank, N.A.	KRW	29,711,030,000	USD	27,336,072	768,404
03/17/2021	J.P. Morgan Chase Bank, N.A.	MXN	78,230,000	USD	3,874,690	75,810
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	4,106,341	INR	305,405,000	55,575
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	19,669,980	NOK	172,570,000	476,024
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	19,798,196	SGD	26,420,000	89,876
03/17/2021	Morgan Stanley and Co. International PLC	ZAR	12,120,000	USD	804,431	8,002
03/17/2021	Royal Bank of Canada	SGD	910,000	USD	689,793	4,776
03/17/2021	UBS AG	CHF	13,905,000	USD	15,750,950	120,982
03/17/2021	UBS AG	SEK	300,000,000	USD	36,431,005	513,147
Subtotal—Appreciation						3,498,457
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/17/2021	Bank of America, N.A.	CNY	224,512,000	USD	34,199,267	$(492,963)
03/17/2021	Bank of America, N.A.	USD	1,488,276	RUB	111,960,000	(16,069)
03/17/2021	Barclays Bank PLC	CZK	418,680,000	USD	19,319,828	(204,904)
03/17/2021	Barclays Bank PLC	PHP	971,300,000	USD	20,093,091	(81,635)
03/17/2021	Barclays Bank PLC	USD	4,250,490	CAD	5,430,000	(3,670)
03/17/2021	Barclays Bank PLC	USD	817,268	IDR	11,450,000,000	(5,323)
03/17/2021	BNP Paribas S.A.	USD	1,849,546	ILS	6,010,000	(17,750)
03/17/2021	Citibank, N.A.	CLP	479,000,000	USD	650,117	(2,094)
03/17/2021	Citibank, N.A.	TRY	13,740,000	USD	1,675,728	(168,399)
03/17/2021	Citibank, N.A.	USD	10,745,000	RUB	797,510,000	(258,225)
03/17/2021	Goldman Sachs International	ARS	26,980,000	USD	272,113	(18,253)
03/17/2021	Goldman Sachs International	DKK	1,765,000	USD	288,043	(181)
03/17/2021	Goldman Sachs International	USD	262,697	PLN	960,000	(4,842)
03/17/2021	J.P. Morgan Chase Bank, N.A.	CNY	97,000,000	USD	14,748,366	(240,349)
03/17/2021	J.P. Morgan Chase Bank, N.A.	GBP	1,636,000	USD	2,178,800	(63,287)
03/17/2021	J.P. Morgan Chase Bank, N.A.	INR	80,200,000	USD	1,086,927	(6,001)
03/17/2021	J.P. Morgan Chase Bank, N.A.	NZD	30,096,000	USD	21,311,098	(316,061)
03/17/2021	J.P. Morgan Chase Bank, N.A.	PHP	79,130,000	USD	1,640,000	(3,597)
03/17/2021	J.P. Morgan Chase Bank, N.A.	THB	523,380,000	USD	17,450,363	(34,122)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	1,248,493	AUD	1,620,000	(10,102)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	36,301,964	CAD	46,170,000	(192,266)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	32,889,758	JPY	3,390,000,000	(511,575)
03/17/2021	Morgan Stanley and Co. International PLC	AUD	5,370,000	USD	4,038,616	(66,420)
03/17/2021	Morgan Stanley and Co. International PLC	THB	41,110,000	USD	1,370,027	(3,329)
03/17/2021	Morgan Stanley and Co. International PLC	USD	19,127,723	COP	66,298,600,000	(580,453)
03/17/2021	Morgan Stanley and Co. International PLC	USD	5,111,621	EUR	4,205,000	(3,768)
03/17/2021	Morgan Stanley and Co. International PLC	USD	40,975	HUF	12,000,000	(203)
03/17/2021	Standard Chartered Bank PLC	GBP	5,270,000	USD	7,162,354	(60,016)
03/17/2021	Standard Chartered Bank PLC	USD	1,243,020	HKD	9,636,516	(55)
03/17/2021	UBS AG	USD	955,079	HKD	7,403,484	(142)
Subtotal—Depreciation						(3,366,054)
Total Forward Foreign Currency Contracts						$132,403

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI Daily Total Return Net ex USA USD	3 mo. USD LIBOR + 0.20%	Quarterly	1,260,000	June—2021	$331,415,280	$—	$18,678,200	$18,678,200
Subtotal — Appreciation								—	18,678,200	18,678,200
Equity Risk
Goldman Sachs International	Receive	MSCI ACWI ex USA Growth Net	3 mo. USD LIBOR + 0.37%	Quarterly	1,160,000	June—2021	331,133,600	—	(19,511,200)	(19,511,200)
Subtotal — Depreciation								—	(19,511,200)	(19,511,200)
Total — Total Return Swap Agreements								$—	$(833,000)	$(833,000)

(a)	Open Over-The-Counter swap agreements are collateralized by cash held with Counterparties in the amount of $3,515,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
ARS	—Argentina Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan New Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$568,992,126	$—	$—	$568,992,126
Common Stocks & Other Equity Interests	219,339,038	319,533,974	443,466	539,316,478
U.S. Treasury Securities	—	196,469,893	—	196,469,893
Investment Companies	28,414,910	—	—	28,414,910
Preferred Stocks	34,695	—	4,953,155	4,987,850
Event-Linked Bonds	—	—	1,308,388	1,308,388
U.S. Dollar Denominated Bonds & Notes	—	221,819	—	221,819
Money Market Funds	7,484,688	—	—	7,484,688
Total Investments in Securities	824,265,457	516,225,686	6,705,009	1,347,196,152
Other Investments - Assets*
Futures Contracts	5,313,832	—	—	5,313,832
Forward Foreign Currency Contracts	—	3,498,458	—	3,498,458
Swap Agreements	—	18,678,200	—	18,678,200
	5,313,832	22,176,658	—	27,490,490
Other Investments - Liabilities*
Futures Contracts	(1,579,485)	—	—	(1,579,485)
Forward Foreign Currency Contracts	—	(3,366,054)	—	(3,366,054)
Swap Agreements	—	(19,511,200)	—	(19,511,200)
	(1,579,485)	(22,877,254)	—	(24,456,739)
Total Other Investments	3,734,347	(700,596)	—	3,033,751
Total Investments	$827,999,804	$515,525,090	$6,705,009	$1,350,229,903

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Allocation Fund